Basis of presentation	12 Months Ended
Dec. 31, 2013
Basis of presentation
Basis of presentation

3.                            Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

a.                            Factors affecting the comparability of the consolidated financial statements - push-down accounting- The Company has accounted for the Recapitalization Transactions using push-down accounting for the acquisition of the Company by the Group of Investors. This resulted in the adjustment of all net assets to their respective fair values as of the Acquisition Date.

Although Satmex continued as the same legal entity after the Recapitalization Transactions, the application of push-down accounting represented the termination of the old accounting entity and the creation of a new one. As a result, the accompanying consolidated balance sheets, statements of operations, stockholders’ equity and cash flows are presented for two periods: Predecessor and Successor, which relate to the period preceding and succeeding the Recapitalization Transactions, respectively. The Company refers to the operations of Satmex and subsidiaries for both the Predecessor and Successor periods.

Accordingly, the Successor Company presentation is not comparable to the Predecessor Company presentation due to the different basis of accounting.

b.                            Consolidation of financial statements- The consolidated financial statements include the financial statements of Satmex and those of its subsidiaries. The financial statements of the subsidiaries are consolidated from their respective dates of acquisition or incorporation. All intercompany transactions and balances have been eliminated in consolidation.

The activities of the entities in the consolidated group are described below:

Company	Ownership percentage	Activity

Alterna’TV International Corporation (“Alterna’TV Int.”)	100.00%	Incorporated on May 21, 2009. Engaged in programming distribution services, primarily in the United States of America.

Alterna’TV Corporation (“Alterna’TV Corp.”)	100.00%	Incorporated on December 19, 2008, to be a vehicle to contract the procurement of the Satmex 7 satellite.

SMVS Administración, S. de R. L. de C. V., SMVS Servicios Técnicos, S. de R. L. de C. V. and HPS Corporativo S. de R. L. de C. V. (“Service Companies”)	100.00%	Provide administrative and operating services exclusively to Satmex and Enlaces.

Satmex U.S.A., LLC (“Satmex USA”)	100.00%	Incorporated on August 4, 2011. This entity holds the 0.03% interests related to the Service Companies.

Satmex Do Brasil	100.00%	This entity has not initiated operations.

Enlaces, a subsidiary of the Company which provides private networks for voice, video and data as well as other data services, was consolidated as of December 31, 2012, with a 75% participation by Satmex.

On April 29, 2013, at a General Partners’ Meeting of Enlaces, its partners, through a unanimous resolution, approved a decrease in the equity capital of Enlaces by $2.3 million, through a cash distribution to the non-controlling interest, as a result of which Satmex held a 100.00% in Enlaces as of such date.

Subsequently, Satmex entered into an equity sale agreement with respect to 100% of its equity in Enlaces. Accordingly, Enlaces has been presented as a discontinued operation. Prior periods have been retroactively adjusted for comparative purposes. (See Note 4)

c.                             Foreign currency transactions - For U.S. GAAP reporting purposes, the Company maintains separate accounting records in its functional currency, the U.S. dollar. Transactions denominated in Mexican pesos and other foreign currencies are recorded at the rate of exchange in effect at the date of the transactions. Monetary assets and liabilities denominated in Mexican pesos and other foreign currencies are converted into the Company’s functional currency at the rate of exchange in effect at the balance sheet date (Mexican pesos per one U.S. dollar as of December 31, 2013 and 2012, were $13.0765 and $13.0101, respectively), with the resulting effect included in other (expense) income within results of operations.